Note 20 - Auditors' Remuneration (Tables)	12 Months Ended
Jun. 30, 2026
Statement Line Items [Line Items]
Disclosure of components of auditors' remuneration [text block]
	Years Ended June 30,
	2026	2025	2024

- Audit and review of financial statements (1)	271,000	248,000	248,200
- Other audit services (2)	-	72,000	95,500

	271,000	320,000	343,700